Employee benefits (Post-Employment) - Summary of Pension Plans Assets by Type of Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	$ 13,606	$ 12,122
%	97.00%	96.00%
Total fair value	$ 14,075	$ 12,655
%	100.00%	100.00%
Receivables [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 963	$ 1,087
%	7.00%	9.00%
Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 8,786	$ 7,761
%	62.00%	61.00%
Fixed income securities [member] | Government Bonds [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 6,179	$ 6,522
Fixed income securities [member] | Fixed Income Funds [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	1,608	940
Fixed income securities [member] | Other Investment [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	999	299
Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 2,905	$ 2,208
%	21.00%	17.00%
Variable income securities [member] | Other Investment [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 152	$ 127
Variable income securities [member] | Common and preferred shares [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,753	2,081
Structured investments [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 185	$ 237
%	1.00%	2.00%
Real estate properties [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 767	$ 829
%	6.00%	7.00%
Loans to participants [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 469	$ 533
%	3.00%	4.00%
Level 1 [member]
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	$ 8,932
Total fair value	8,932
Level 1 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	6,179
Level 1 [member] | Fixed income securities [member] | Government Bonds [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	6,179
Level 1 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,753
Level 1 [member] | Variable income securities [member] | Common and preferred shares [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,753
Level 2 [member]
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	4,674
Total fair value	5,143
Level 2 [member] | Receivables [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	963
Level 2 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,607
Level 2 [member] | Fixed income securities [member] | Fixed Income Funds [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	1,608
Level 2 [member] | Fixed income securities [member] | Other Investment [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	999
Level 2 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	152
Level 2 [member] | Variable income securities [member] | Other Investment [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	152
Level 2 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	185
Level 2 [member] | Real estate properties [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	767
Level 2 [member] | Loans to participants [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 469